Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income tax [abstract]
Current income taxes	€ (29,138)	€ (18,896)	€ (33,748)	€ (23,544)
Deferred income taxes	(4,332)	(5,477)	(6,396)	845
Income tax expense	€ (33,470)	€ (24,373)	€ (40,144)	€ (22,699)